Taxation - Narrative (Details) - GBP (£) £ in Millions	12 Months Ended
	Jun. 30, 2023	Jun. 30, 2022	Jun. 30, 2021
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Current tax asset	£ 232	£ 149
Current tax liabilities	135	252
Provision for tax uncertainties	173	156
Income taxes paid, classified as operating activities	1,201	949	£ 852
Difference between current tax charge and cash tax paid	(231)	100
Deferred tax assets	141	114
Deferred tax assets arising in jurisdictions with prior year taxable losses	65	47
Deferred tax	2,042	2,205	1,845
Deferred tax asset on losses expected to be utilized in the next 12 months	10
Unrecognised temporary differences in respect of investments in subsidiaries, branches, interests in associates and joint ventures	19,800	21,000
Tax losses
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax	£ (49)	£ (63)	£ (57)